MARKETABLE SECURITIES AND INVESTMENTS (Tables)	12 Months Ended
Mar. 31, 2012
Cost, Gross Unrealized Gain and Loss and Fair Value of Held-to-Maturity and Available-for-Sale Securities by Major Security Type

The cost, gross unrealized gain and loss and the fair value of held-to-maturity and available-for-sale securities by major security type were as follows:

	Millions of Yen
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥10	¥0		¥10
Corporate debt securities	1,500	1	¥61	1,440
Mutual fund	2,581	156	4	2,733

Total	¥4,091	¥157	¥65	¥4,183

Noncurrent:
Equity securities	¥21,803	¥9,341	¥14	¥31,130

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥332	¥1	¥3	¥330

	Millions of Yen
2011	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	¥510	¥3		¥513
Corporate debt securities	1,300	4	¥27	1,277
Mutual fund	2,657	117	2	2,772

Total	¥4,467	¥124	¥29	¥4,562

Noncurrent:
Equity securities	¥22,165	¥7,488	¥516	¥29,137

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥347	¥1	¥2	¥346

	Thousands of U.S. Dollars
2012	Cost	Gross Unrealized Gain	Gross Unrealized Loss	Fair Value

Available-for-sale securities:
Current:
National debt securities	$121	$0		$121
Corporate debt securities	18,202	12	$740	17,474
Mutual fund	31,319	1,893	49	33,163

Total	$49,642	$1,905	$789	$50,758

Noncurrent:
Equity securities	$264,567	$113,348	$170	$377,745

Held-to-maturity debt securities:
Current:
Corporate debt securities	$4,029	$12	$37	$4,004

Gross Unrealized Holding Losses and Fair values of Available-for-Sale and Held-to-Maturity Securities

Gross unrealized holding losses and fair values of available-for-sale and held-to-maturity securities, all of which have been in a continuous unrealized loss position for less than 12 months as of March 31, 2012 and 2011, were as follows:

	Millions of Yen		Thousands of U.S. Dollars
2012	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥1,139	¥61	$13,821	$740
Mutual fund	315	4	3,822	49

Total	¥1,454	¥65	$17,643	$789

Noncurrent:
Equity securities	¥120	¥14	$1,456	$170

Held-to-maturity debt securities:
Current:
Corporate debt securities	¥247	¥3	$2,997	$36

	Millions of Yen
2011	Fair Value	Gross Unrealized Loss

Available-for-sale securities:
Current:
Corporate debt securities	¥673	¥27
Mutual fund	9	2

Total	¥682	¥29

Noncurrent:
Equity securities	¥6,009	¥516

Held-to-maturity debt securities:
Noncurrent:
Corporate debt securities	¥259	¥2

Future Maturities of Debt Securities and Mutual Funds Classified as Available-for-Sale

Future maturities of debt securities and mutual funds classified as available for sale excluding mutual funds without fixed maturities as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥401	¥399	$4,866	$4,841
Due after one year through five years	1,825	1,841	22,145	22,340
Due after five years through ten years	700	676	8,494	8,203

Total	¥2,926	¥2,916	$35,505	$35,384

Future Maturities of Debt Securities Classified as Held to Maturity

Future maturities of debt securities classified as held to maturity as of March 31, 2012 were as follows:

	Millions of Yen		Thousands of U.S. Dollars
	Cost	Fair Value	Cost	Fair Value

Due within one year	¥332	¥330	$4,029	$4,004

Proceed and Gross Realized Gains or Losses on Sales of Available-for-Sale Securities

Proceeds from available-for-sale securities and the gross realized gains or losses on the sales of available-for-sale securities as of March 31, 2012, 2011, and 2010, were as follows:

	Millions of Yen			Thousands of U.S. Dollars
	2012	2011	2010	2012

Proceeds from sales of available-for-sale securities	¥180	¥1,602	¥795	$2,184
The gross realized gains on the sales of available-for-sale securities	2	354	4	24
The gross realized losses on the sales of available-for-sale securities		37	3